Employment and Stock Option Agreements - Summary of stock option (Details) (Stock Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)		$ 0.85	$ 0.88	$ 1.12	$ 1.10
Number Outstanding	3,706,000	3,015,000	2,830,000	2,430,000	2,440,000
Number Exercisable	3,412,833	2,820,416	2,198,750	2,401,250
Exercise Price $ 1.25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 1.25	$ 1.25
Number Outstanding	1,605,000	1,605,000
Remaining Contractual Life	4 years	4 years
Number Exercisable	1,605,000	1,605,000
Exercise Price $ 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Number Outstanding	45,000	45,000	45,000
Remaining Contractual Life	6 years	6 years
Number Exercisable	45,000	33,750
Exercise Price $ 0.62
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.62	$ 0.62
Number Outstanding	500,000	500,000
Remaining Contractual Life	6 years	6 years
Number Exercisable	500,000	500,000
Exercise Price $ 0.17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.17	$ 0.17
Number Outstanding	500,000	500,000
Remaining Contractual Life	9 years	9 years
Number Exercisable	500,000	500,000
Exercise Price $ 0.25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.25	$ 0.25
Number Outstanding	120,000	180,000
Remaining Contractual Life	10 years	10 years
Number Exercisable	120,000	120,000
Exercise Price $ 0.35
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)		$ 0.35
Number Outstanding		100,000
Remaining Contractual Life		10 years
Number Exercisable		33,333
Exercise Price $ 0.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.30	$ 0.30
Number Outstanding	50,000	60,000
Remaining Contractual Life	10 years	10 years
Number Exercisable	16,667	20,000
Exercise Price $ 0.45
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.45	$ 0.45
Number Outstanding	25,000	25,000
Remaining Contractual Life	10 years	10 years
Number Exercisable	8,333	8,333
Exercise Price $ 0.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.80
Number Outstanding	550,000
Remaining Contractual Life	10 years
Number Exercisable	550,000
Exercise Price $ 0.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.75
Number Outstanding	55,000
Remaining Contractual Life	10 years
Number Exercisable
Exercise Price $ 0.83
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.83
Number Outstanding	25,000
Remaining Contractual Life	10 years
Number Exercisable
Exercise Price $ 0.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.90
Number Outstanding	30,000
Remaining Contractual Life	10 years
Number Exercisable	7,500
Exercise Price $ 0.89
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.89
Number Outstanding	180,000
Remaining Contractual Life	10 years
Number Exercisable	60,000
Exercise Price $ 0.79
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.79
Number Outstanding	1,000
Remaining Contractual Life	10 years
Number Exercisable	333
Exercise Price $ 0.55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.55
Number Outstanding	20,000
Remaining Contractual Life	10 years
Number Exercisable